FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

August 10, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $50,275 (thousands)

List of Other Included Managers:

         None



                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/06                       Name of Reporting Manager:  Troob Capital Management LLC

                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Agnico-Eagle Mines LTD           COM               008474108       80         766 SH          SOLE                 766
AMR Corp                         COM               001765956    2,620      79,189 SH   Put    SOLE              79,189
BE Aerospace, Inc.               COM               073302101   11,311     494,797 SH          SOLE             494,797
Citizens Comm                    COM               17453B951       13         362 SH   Put    SOLE                 362
Constar International Inc New    COM               21036U107      811     211,113 SH          SOLE             211,113
Crown Holdings Inc               COM               228368106      331       2,134 SH          SOLE               2,134
Crown Holdings Inc               COM               228368910      204       3,401 SH  Call    SOLE               3,401
Crown Holdings Inc               COM               228368910    5,413     347,655 SH  Call    SOLE             347,655
Exide Technologies               COM New           302051206      836     195,389 SH          SOLE             195,389
Grey Wolf Inc                    COM               397888108    3,294     427,839 SH          SOLE             427,839
Ishares Trust                    Russell 2000      464287955      309       2,871 SH   Put    SOLE               2,871
Ishares Trust                    Russell 2000      464287955      921       5,668 SH   Put    SOLE               5,668
Kinross Gold Corporation         COM NO PAR        496902404    2,032     186,218 SH          SOLE             186,218
NationsHealth Inc                COM               63860C100      478     154,094 SH          SOLE             154,094
NationsHealth Warrants           W EXP 8/24/07     63860C118       31      72,685 SH          SOLE              72,685
Patterson                        COM               703481951       57         283 SH   Put    SOLE                 283
Paxar Corp                       COM               704227107    6,393     310,789 SH          SOLE             310,789
Rite Aid Corporation             COM               767754104    3,476     819,792 SH          SOLE             819,792
Six Flags Inc                    COM               83001P109    1,425     253,592 SH          SOLE             253,592
United Rentals                   COM               9113639I0      257       2,058 SH  Call    SOLE               2,058
United Rentals Inc               COM               911363109    8,785     274,709 SH          SOLE             274,709
Walgreen                         COM               931422909      373         969 SH  Call    SOLE                 969
Walgreen                         COM               931422909      218         968 SH  Call    SOLE                 968
Walgreen Co                      COM               931422109       22         500 SH          SOLE                 500
Weyerhaeuser Co                  COM               962166104       31         500 SH          SOLE                 500
Weyerhaeuser Co                  COM               962166904      554       2,130 SH  Call    SOLE               2,130


                                                Value Total   $50,275

                                                Entry Total:       26